L3's Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
L3's Earnings Per Share
. L3’s Earnings Per Share
A reconciliation of basic and diluted earnings per share (EPS) is presented in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions, except per share data)
Reconciliation of net income (loss):
Net income (loss)	$693	$724	$(225)
Net income from continuing operations attributable to noncontrolling interests	(16)	(14)	(15)
Net income (loss) attributable to L3’s common shareholders	$677	$710	$(240)
Earnings (loss) attributable to L3’s common shareholders:
Continuing operations	$753	$619	$492
Discontinued operations, net of income tax	(76)	91	(732)
Net income (loss) attributable to L3’s common shareholders	$677	$710	$(240)
Earnings (loss) per share attributable to L3’s common shareholders:
Basic:
Weighted average common shares outstanding	78.0	77.4	80.7
Basic earnings (loss) per share:
Continuing operations	$9.65	$7.99	$6.10
Discontinued operations, net of income tax	(0.97)	1.18	(9.07)
Net income (loss)	$8.68	$9.17	$(2.97)
Diluted:
Common and potential common shares:
Weighted average common shares outstanding	78.0	77.4	80.7
Effect of dilutive securities	1.6	1.4	1.2
Common and potential common shares	79.6	78.8	81.9
Diluted earnings (loss) per share:
Continuing operations	$9.46	$7.86	$6.01
Discontinued operations, net of income tax	(0.95)	1.15	(8.94)
Net income (loss)	$8.51	$9.01	$(2.93)

The computation of diluted EPS excludes 0.3 million, 0.4 million and 0.6 million shares for the years ended December 31, 2017, 2016 and 2015, respectively, for share-based payment awards as they were anti-dilutive.